Financial Instruments - Schedule of Assets and Liabilities Denominated in Foreign Currencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
NTD:USD [Member]
Monetary items
Foreign currency amount, Financial assets	$ 516,275,000	$ 516,510,000
Exchange rate, Financial assets	0.03%	0.033%
Book value, Financial assets	$ 15,732,406	$ 16,844,446
Monetary items
Foreign currency amount, Financial liabilities	$ 496,173,000	$ 614,748,000
Exchange rate, Financial liabilities	0.03%	0.033%
Book value, Financial liabilities	$ 15,119,853	$ 20,048,202
EGP:USD [Member]
Monetary items
Foreign currency amount, Financial assets	$ 2,594,496,000	$ 600,433,000
Exchange rate, Financial assets	0.02%	0.055%
Book value, Financial assets	$ 50,852,122	$ 33,285,236
Monetary items
Foreign currency amount, Financial liabilities	$ 89,942,000	$ 432,966,000
Exchange rate, Financial liabilities	0.02%	0.033%
Book value, Financial liabilities	$ 1,762,866	$ 14,158,000
GBP:USD [Member]
Monetary items
Foreign currency amount, Financial assets	$ 21,733,000
Exchange rate, Financial assets	1.26%
Book value, Financial assets	$ 27,383,676
Monetary items
Foreign currency amount, Financial liabilities	$ 60,172,000	$ 12,619,000
Exchange rate, Financial liabilities	1.26%	1.27%
Book value, Financial liabilities	$ 75,816,160	$ 16,025,800